EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2020
Net income (loss) per share:
EARNINGS PER SHARE

NOTE 11:-EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net earnings (loss) per share:

1.Numerator:

	Six months ended June 30,
	2020	2019

Numerator for basic and diluted earnings per share -
Net income available to holders of Ordinary shares:	$(15,980)	$6,229

2.Denominator (number of shares in thousands):

Denominator for basic net loss per share -
Weighted average number of shares	55,499	55,262
Add-employee stock options	-	753

Denominator for diluted net earnings per share - adjusted
weighted average shares assuming exercise of options	55,499	56,015

F - 19

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